MARKETABLE SECURITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3 - MARKETABLE SECURITIES

The Company has acquired various shares of Marketable Securities over the past several years and engages in trading activities for its own account. The Company’s marketable securities are listed on various exchanges with readily determinable fair value per the guidance of ASC 321, “Investments – Equity Securities.” The fair value of these shares at September 30, 2021 and December 31, 2020 amounted to $195,000 and $31,000, respectively. All realized and unrealized gains and losses are recorded in earnings. For the three months ended September 30, 2021, the Company recorded a loss of $(185,000) which consisted of unrealized gains (losses) by marking to market, the value of the shares held. For the three months ended September 30, 2020, the Company recorded unrealized gains of $14,966. For the nine months ended September 30, 2021, the Company recorded unrealized gains of $164,000 compared to unrealized losses of $(901) for the nine months ended September 30, 2020. The Company does not hold any equity securities that do not have readily available fair values, therefore no impairment analysis or other methods to determine value are used.

NOTE 9 - MARKETABLE SECURITIES

The Company has acquired various shares of Marketable Securities over the past several years and engages in trading activities for its own account. The Company’s marketable securities are listed on various exchanges with readily determinable fair value per the guidance of ASC 321, “Investments – Equity Securities.” The fair value of these shares on December 31, 2020, and 2019 amounted to $31,000 and $44,044, respectively. All realized gains and losses and unrealized gains and losses are recorded in earnings. For the year ended December 31, 2020, the Company recorded a net loss of $12,901 which consisted of realized gains of $40, and unrealized losses of $12,941. For the year ended December 31, 2019, the Company recorded a net gain of $67,342 which consisted of realized gains of $75,190 and unrealized losses of $7,848. The Company does not hold any equity securities that do not have readily available fair values, therefore no impairment analysis or other methods to determine value are used.